SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cost Of Revenues
Materials and other costs					$ 3,418
Freights and customs					332
Depreciation					68
Cost of revenues	$ 1,043	$ 883	$ 5,191	$ 894	$ 3,818